Subsequent Events (Details) - Subsequent [Member] - Silynxcom [Member] $ / shares in Units, ₪ in Thousands, $ in Thousands			12 Months Ended
	Mar. 20, 2024 USD ($)	Jan. 17, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)
Subsequent Events [Line Items]
Ordinary shares of no par value (in Shares) | shares		1,250,000
Ordinary share with no par value (in Dollars per share) | $ / shares		$ 4
Gross proceeds		$ 5,000
Monthly rent	$ 13,500
Aggregate amount			$ 711	₪ 2,633,238